Capital Lease and Finance Obligations - Finance Obligations (Details) - FortisBC Energy - Natural gas distribution assets - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2018
Capital Leased Assets [Line Items]
Lease term (years)		35 years
Contract termination option (years)		17 years
Capital Leases
Capital Leased Assets [Line Items]
Early termination payment	$ 27
Capital Leases | Minimum
Capital Leased Assets [Line Items]
Stated interest rate (percent)		6.90%
Capital Leases | Maximum
Capital Leased Assets [Line Items]
Stated interest rate (percent)		7.48%